CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	December 31, 2018	December 31, 2017

Cash and cash equivalents at banks and on hand	756	850
Cash equivalents with original maturity of less than three months	1,052	464
Cash and cash equivalents	1,808	1,314
Less overdrafts	(17)	—
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,791	1,314